Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Electra Battery Materials Corp
Entity Central Index Key	0001907184
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false